DISCONTINUED OPERATIONS:	12 Months Ended
Dec. 31, 2021
DISCONTINUED OPERATIONS:
DISCONTINUED OPERATIONS:

NOTE 5 — DISCONTINUED OPERATIONS:

On December 31, 2020, we completed the spin-off of our Desktop business (a former operating segment) through a tax-free dividend to TypeA Holdings Ltd. (“TypeA”), a newly formed Israeli company, which is owned by our shareholders on a pro-rata basis as of the date of the spin-off. We transferred all contracts along with employees and the employee related liabilities, goodwill and intangibles related to the Desktop business, as well as the shares of four of our wholly owned subsidiaries. Our Desktop business was focused on distribution and monetization solutions for web developers for personal computers and desktops. The spin-off was accounted for as a dividend at historical book value to our shareholders. The spin-off enables us to benefit from a streamlined business model, simplified operating structure, and enhanced management focus.

We retrospectively reclassified the results of the Desktop business as discontinued operations and reclassified the related assets and liabilities to current and non-current assets of discontinued operations and current and non-current liabilities of discontinued operations.

During the three months ended March 31, 2021, the remaining balances as of December 31, 2020 resulting from the discontinued operations were collected or settled by us, as follows: accounts receivable of  $3,944 thousand, accounts payable of $7,666 thousand and other current liabilities of $1,446 thousand.

NOTE 5 — DISCONTINUED OPERATIONS (continued):

The following table summarizes the financial results of our discontinued operations for the years ended December 31, 2020 and 2019 (U.S. dollars in thousands):

	Year Ended December 31
	2020	2019
Revenue	$106,957	$153,660
Cost of revenue	10,344	11,410
Gross profit	96,613	142,250
Operating expenses:
Research and development	17,632	18,024
Sales and marketing	34,887	63,328
General and administrative	1,129	2,248
Assets impairment charges	1,129	—
Total operating expenses	54,777	83,600
Income from discontinued operations	41,836	58,650
Financial expenses, net	37	35
Income from discontinued operations before income taxes	41,799	58,615
Income taxes	5,262	7,322
Share in losses of affiliated company	57	49
Income from discontinued operations, net of income taxes	$36,480	$51,244

NOTE 5 — DISCONTINUED OPERATIONS (continued):

The following table provides reconciling cash flow information for our discontinued operations for the years ended December 31, 2020 and 2019 (U.S. dollars in thousands):

	Year Ended December 31
	2020	2019
Cash flows from operating activities:
Net income from discontinued operations	$36,480	$51,244
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,471	4,087
Assets impairment charges	1,129	—
Share-based compensation expenses	2,168	2,507
Deferred income taxes, net	80	(617)
Share in affiliated company	1,099	594
Changes in operating assets and liabilities:
Accounts receivable	13,474	(7,617)
Other current assets	(6)	(11)
Accounts payable	(2,331)	3,047
Other current liabilities	(3,471)	(1,729)
Other long-term liabilities	(322)	90
Net cash provided by operating activities	52,771	51,595
Cash flows from investing activities:
Purchase of property and equipment	(71)	(108)
Capitalized software development costs	(5,011)	(4,488)
Net cash used in investing activities	(5,082)	(4,596)
Cash flows from financing activities:
Transactions with non-controlling interest holders	—	(2,000)
Net cash used in financing activities	—	(2,000)
Cash provided by discontinued operations	$47,689	$44,999